Leases	6 Months Ended
Apr. 30, 2025
Leases [Abstract]
Leases
8.	Leases

The Company leases factories under non-cancellable operating leases, with terms ranging from three to five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate. As of April 30, 2025 and October 31, 2024, the operating lease’s weighted average remaining lease term was 0.63 years and 0.97 years, respectively. As of April 30, 2025 and October 31, 2024, and weighted average discount rate was 4.23% and 4.13%, respectively. The rental expense for the six months ended April 30, 2025 and 2024 was $105,307 and $90,317, respectively.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	April 30, 2025	October 31, 2024

Right-of-use assets	$117,526	$86,441

Operating lease liabilities - current	$97,190	$47,895
Operating lease liabilities - non-current	$6,776	$-
Total operating lease liabilities	$103,966	$47,895

The following is a schedule, by fiscal years, of maturities of lease liabilities as of April 30, 2025:

2025
Total lease payments	105,307
Less: imputed interest	1,341
Present value of lease liabilities	$103,966

The following is a schedule, by fiscal year, of maturities of lease liabilities as of October 31, 2024:

2024	$
Total lease payments		49,583
Less: imputed interest		1,688
Present value of lease liabilities		$47,895